Other current assets - Allowance for other current assets (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other current assets
Balance at the beginning of the year	¥ 116,860,992	$ 16,009,890	¥ 256,349,242
Additions/(reversal)	(15,572,138)	(2,133,374)	29,879,226
Charge-offs	(28,617,809)	(3,920,624)	(169,367,476)
Balance at the end of the year	¥ 72,671,045	$ 9,955,892	¥ 116,860,992